Annual Operating Expenses {- Fidelity® Independence Fund} - 11.30 Fidelity Independence Fund - Retail PRO-09 - Fidelity® Independence Fund - Fidelity Independence Fund-Retail Class	Jan. 29, 2021
Operating Expenses:
Management fee (fluctuates based on the fund's performance relative to a securities market index)	0.70%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.15%
Total annual operating expenses	0.85%